GS Mortgage-Backed Securities Trust 2020-PJ6 ABS-15G

Exhibit 99.2 - Schedule 5

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2020-PJ6
Start - End Dates:	03/2020 - 03/2020
Deal Loan Count:	1

Rating Agency ATR QM Data Fields

Loans in Report:	1
Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
XXXXX	QM: Safe Harbor	XXXXX	Yes	XXXXX	XXXXX	No	XXXXX	4845.18	XXXXX	XXXXX	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0